Expense Example {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Value Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Value Fund-Class A
Expense Example:
1 year	$ 687
3 years	925
5 years	1,182
10 years	1,914
Fidelity Advisor Value Fund-Class M
Expense Example:
1 year	492
3 years	793
5 years	1,114
10 years	2,025
Fidelity Advisor Value Fund-Class C
Expense Example:
1 year	301
3 years	621
5 years	1,068
10 years	2,306
Fidelity Advisor Value Fund - Class I
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	1,073
Fidelity Advisor Value Fund-Class Z
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930